UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act File Number 811-6628
                                                      --------

                            The Yacktman Funds, Inc.

                               1110 Lake Cook Road
                                    Suite 385
                             Buffalo Grove, IL 60089
                    ----------------------------------------
                    (Address of principal executive offices)

                          Yacktman Asset Management Co.
                               1110 Lake Cook Road
                                    Suite 385
                             Buffalo Grove, IL 60089
                    ----------------------------------------
                     (Name and address of agent for service)

      Registrant's telephone number, including area code: (847) 325-0707
                                                          --------------

                     Date of fiscal year end: December 31
                                              -----------

                 Date of reporting period: December 31, 2004
                                           -----------------

ITEM 1.  REPORTS TO STOCKHOLDERS

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1)

                                                                      [LOGO]
                                                          THE YACKTMAN FUNDS

                                          ----------------------------------
                                                               ANNUAL REPORT
                                          ----------------------------------

                                                           December 31, 2004

This report is submitted for the general information of shareholders of The Yacktman Funds. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus for the Funds, which contains more information concerning the Funds' investment policies, as well as fees and expenses and other pertinent information. Read the Prospectus carefully.

THE YACKTMAN FUNDS, INC.
-----------------------------------------
MESSAGE TO SHAREHOLDERS
-----------------------------------------

Dear Fellow Shareholder:

  The Fund shares are virtually at their all-time highs when adjusted for distributions of income and capital gains. For the past five years, the cumulative return for The Yacktman Fund is up 120.85% and The Yacktman Focused Fund is up 108.07% while the S&P 500/R Index is down 10.98%. If someone invested $100 in each Fund five years ago it would now be $220.85 and $208.07, respectively, compared to $89.02 in the S&P 500/R Index. As you can see from the chart below, our performance versus the S&P 500/R Index has been strong since the inception of the Funds. Moreover, we have achieved these returns in a risk-averse manner.

                                    [PHOTO]
                               Donald A. Yacktman

                                    [PHOTO]
                                Stephen Yacktman

--------------------------------------------------------------------------------
                       THE                           THE
                     YACKTMAN                     YACKTMAN/R
                     FUND(1)       S&P 500/R   FOCUSED FUND(2)   S&P 500/R
  TIME              ANNUALIZED     ANNUALIZED     ANNUALIZED     Annualized
  PERIOD             RETURNS        Returns        RETURNS        RETURNS
--------------------------------------------------------------------------------
  One Year            9.93%          10.88%         9.96%          10.88%
  Three Years         17.67%         3.59%          18.55%         3.59%
  Five Years          17.17%        (2.30)%         15.78%        (2.30)%
  Ten Years           13.63%         12.07%          N/A           12.07%
  Since Inception     11.33%         11.10%         9.15%          7.15%

(1) The Yacktman Fund Inception (7/6/92)
(2) The Yacktman Focused Fund Inception (5/1/97)
The above past performance is not predictive of future results. The investment return and principal value of the Funds will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
--------------------------------------------------------------------------------

THE YACKTMAN FUNDS, INC.
--------------------------------------------------------------------------------

  I recently had an interesting experience that gave me a chance to reflect on the past five years. In early 2000, the stock market was at lofty levels and many people thought your portfolio managers were out of touch with the new "tech" era. Well, I have a confession to make. One of the dot-com companies made me an offer I couldn't refuse. For purchasing well-known merchandise, they gave me a significant discount plus free shipping. Being a value buyer, I took advantage of their offer and one of the things bought was a large supply of Neutrogena soap. Well, today I am now down to my last bar. Using the same strategy, my son Steve bought a room full of toys for gifts at 80% off. The supply has slowly depleted over the years. So, we have to admit we participated in the tech boom, with our bargain purchases over the Internet. Simply stated, value principles permeate our lives. The bottom line is when someone is handing out dollar bills for 50 or 75 cents, we want to be a buyer.

  While our investment results were slightly behind the S&P 500/R Index for the year, we remain far more concerned about our longer-term performance. Our goal is to make money not lose less than others and frankly it was difficult to find many bargains last year. As a result, our cash position was high and it earned a low return causing us to slightly lag the market.

  Thinking about the price of businesses in today's stock market makes us yearn for the good old days of Enron, Worldcom, Tyco, Qwest Communications, Adelphia Communications and Global Crossings. Not every scandal is a good investment opportunity; however, the general panic these scandals created led to numerous opportunities.

  Qwest Communications was building a multi-billion dollar long distance telecommunications network in 2000 when they used their overpriced stock during the technology boom to buy US West. By the middle of 2002, they were one of the telecommunications scandals for misstating their financial statements. Their huge long distance network was a black hole, which only added debt to their balance sheet. We bought Qwest's debt that was created from this monstrosity and while we were buying it, Qwest
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
had its rating lowered to just above default. Backing the debt we were buying was basically one phone line per bond. A phone line at that time generated approximately $125 of cash per year and we were able to buy these bonds for less than $500 a piece or less than 50% of face value. The yield-to-maturity at one point on this debt was approximately 30 percent. The risk of capital was minimal yet the returns were huge.

  Tyco was another great opportunity. The earnings the financial community estimated for this company were grossly overstated. However, the management at Tyco had bought numerous public companies for which accurate financial statements were available allowing us to recreate what Tyco value should be. We estimated at that time the normalized earnings were approximately $2.00 per share and free cash flow in an average year would be around $1.50 per share. On July 25, 2002, we bought 490,000 shares at an average price of $8.41 per share in the Funds. Steve remembers stamping the trade tickets with tears of joy in his eyes as we ate lunch at his desk. $1.50 divided by $8.41 is a 17.8 percent cash yield for a diversified conglomerate of above average, stable, decent businesses. The degree of accuracy of whether the businesses were going to grow at 1, 3, or 5 percent above inflation was not a very important question at that time compared to the 17.8 percent cash yield.

  At year-end, The Yacktman Funds owned collectively 440,000 shares of Tyco at $35.74 with a calendar year-end earnings estimate of just over $2.00 per share for 2005. Using a $1.60 number for free cash flow gives a free cash yield of 4.5% per year. Now the degree of accuracy of whether the business is going to grow at 1, 3, or 5 percent above inflation is going to have a huge impact when compared to that 4.5 percent number. Uncertainty of the return has gone way up in our minds while the return opportunity has plummeted. Oh, how we long for 2002.

  At year-end 2004, our largest position was Coca-Cola, which we estimate has an extremely stable cash yield of approximately 5 percent, which is growing at approximately 3 percent above inflation. We hope to achieve extremely stable 8 percent inflation
--------------------------------------------------------------------------------

THE YACKTMAN FUNDS, INC.
--------------------------------------------------------------------------------

adjusted forward returns with this investment. We wish we could find slightly less stable investment opportunities with the 15 to 30 percent projected forward returns that were available in 2002; unfortunately, that is not the case. The market provides investment opportunities, we can't create them, all we can do is wait for and find them. We are now in the same situation we found ourselves in early 2002, which quickly reversed itself in a few months time. Now is the time for patience and a time to build cash balances for the next big opportunities.

  We welcome our new shareholders and want you to know we are also large shareholders and will continue to utilize the same strategy we have used since the Funds' inception.

Sincerely,

/s/ Donald A. Yacktman                       /s/ Stephen Yacktman

Donald A. Yacktman                           Stephen Yacktman
President & Co-Portfolio Manager             Co-Portfolio Manager

--------------------------------------------------------------------------------

THE YACKTMAN FUND AVERAGE ANNUAL RETURNS
----------------------------------------
 One Year (1/1/04 - 12/31/04)      9.93%
 Five Years (1/1/99 - 12/31/04)   17.17%
 Ten Years (1/1/95 - 12/31/04)    13.63%
 Since Inception (7/6/92)         11.33%

The chart assumes an initial gross investment of $10,000 made on 12/31/94.

                  Yacktman         S&P 500/R
                    Fund          Stock Index*
                    ----          ------------
  1/1/95           10,000            10,000
12/31/95           13,042            13,758
12/31/96           16,436            16,917
12/31/97           19,440            22,560
12/31/98           19,564            29,008
12/31/99           16,258            35,111
12/31/00           18,446            31,913
12/31/01           22,036            28,118
12/31/02           24,550            21,907
12/31/03           32,659            28,190
12/31/04           35,902            31,257



THE YACKTMAN FOCUSED FUND AVERAGE ANNUAL RETURNS
------------------------------------------------
 One Year (1/1/04 - 12/31/04)              9.96%
 Five Years (1/1/99 - 12/31/04)           15.78%
 Since Inception (5/1/97)                  9.15%

The chart assumes an initial gross investment of $10,000 made on 5/1/97 (inception).

                  Yacktman         S&P 500/R
                Focused Fund      Stock Index*
                ------------      ------------
  5/1/97           10,000            10,000
12/31/97           11,538            12,256
12/31/98           12,067            15,759
12/31/99            9,409            19,075
12/31/00           10,031            17,338
12/31/01           11,749            15,278
12/31/02           13,511            11,901
12/31/03           17,805            15,315
12/31/04           19,578            16,981


* The S&P 500/R is an unmanaged but commonly used measure of common stock total return performance.

Returns shown include the reinvestment of all dividends, but do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The above past performance is not predictive of future results. The investment return and principal value of the Funds will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.
--------------------------------------------------------------------------------

THE YACKTMAN FUNDS, INC.
--------------------------------------------------------------------------------
EXPENSE EXAMPLE
For the Six Months Ended December 31, 2004 (Unaudited)
--------------------------------------------------------------------------------
As a shareholder of the Yacktman Funds (the "Funds"), you incur ongoing costs, including management fees and other Fund expenses. If you invest through a financial intermediary, you may also incur additional costs such as a transaction fee charged on the purchase or sale of the Fund or an asset-based management fee. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2004 to December 31, 2004.

ACTUAL EXPENSES
The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table on the next page provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any costs that may be associated with investing in the Fund through a financial intermediary. Therefore, the second line of the table is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if any costs associated with investing through a financial intermediary were included, your costs would have been higher.

                                              THE YACKTMAN FUND
--------------------------------------------------------------------------------
                                                                  Expenses
                                    Beginning       Ending      paid during
                                     account       account         period
                                      value         value         7/1/04-
                                     7/1/04        12/31/04     12/31/04(1)
--------------------------------------------------------------------------------
Actual                              $1,000.00     $1,083.00        $4.99

Hypothetical
(5% return
before expenses)                     1,000.00      1,020.21         4.84


                                          THE YACKTMAN FOCUSED FUND
--------------------------------------------------------------------------------
                                                                  Expenses
                                    Beginning       Ending      paid during
                                     account       account         period
                                      value         value         7/1/04-
                                     7/1/04        12/31/04     12/31/04(1)
--------------------------------------------------------------------------------
Actual                              $1,000.00     $1,089.50        $6.56

Hypothetical
(5% return
before expenses)                    1,000.00       1,018.72         6.34

(1)
  Yacktman Fund and 1.25% for The Yacktman Focused Fund), multiplied by the average account value over the period, and multiplied by 0.5027 (to reflect the one-half year period).
--------------------------------------------------------------------------------

THE YACKTMAN FUND
--------------------------------------------------------------------------------
TOP TEN EQUITY HOLDINGS (Unaudited)
December 31, 2004
--------------------------------------------------------------------------------
                       PERCENTAGE OF
                         NET ASSETS
--------------------------------------------------------------------------------
Coca-Cola Co.               7.4%
Liberty Media Corp.         7.3
Henkel KGaA                 6.0
AmeriCredit Corp.           5.0
Kraft Foods, Inc.           4.8
Lancaster Colony Corp.      4.6
Tyco International Ltd.     3.4
Pfizer, Inc.                3.1
Bristol-Myers Squibb Co.    2.7
Unilever N.V.               2.6
                         ------
  TOTAL                   46.9%
--------------------------------------------------------------------------------

SECTOR BREAKDOWN (Unaudited)
December 31, 2004
--------------------------------------------------------------------------------
Banks - 1.7%
------------------------------------------------
Beverages - 8.7%
------------------------------------------------
Commercial Services & Supplies - 1.2%
------------------------------------------------
Diversified Financials - 8.4%
------------------------------------------------
Food Products - 11.4%
------------------------------------------------
Health Care Providers &Services - 1.6%
------------------------------------------------
Household Products - 11.4%
------------------------------------------------
Industrial Conglomerates - 3.4%
------------------------------------------------
Insurance - 2.2%
------------------------------------------------
IT Consulting & Services - 3.4%
------------------------------------------------
Media - 9.1%
------------------------------------------------
Pharmaceuticals - 7.0%
------------------------------------------------
Real Estate - 1.7%
------------------------------------------------
Software - 0.7%
------------------------------------------------
Specialty Retail - 0.2%
------------------------------------------------
Tobacco - 1.5%
------------------------------------------------
Short-Term Investments less Other Assets - 26.4%
------------------------------------------------
--------------------------------------------------------------------------------

THE YACKTMAN FUND
--------------------------------------------------------------------------------
EQUITY PURCHASES & SALES (Unaudited)
For the Six Months Ended December 31, 2004
--------------------------------------------------------------------------------
                                                  NET SHARES      CURRENT
NEW PURCHASES                                     PURCHASED     SHARES HELD
--------------------------------------------------------------------------------
CARDINAL HEALTH, INC.
Provides complementary products
and services to health care
providers and manufacturers.                       100,000        100,000

COLGATE-PALMOLIVE CO.
A consumer products company
whose products include toothpaste,
shampoos, deodorants, soaps and
laundry products, among others.                     75,000         75,000

MARSH & MCLENNAN COS., INC.
A global professional services firm
providing risk and insurance services,
investment management and
consulting services.                               103,500        103,500

--------------------------------------------------------------------------------
                                                  NET SHARES      CURRENT
PURCHASES                                         PURCHASED     SHARES HELD
--------------------------------------------------------------------------------
Coca-Cola Co.                                      370,000        650,000
Pfizer, Inc.                                       320,000        420,000
Unilever N.V.                                       75,000        140,000

--------------------------------------------------------------------------------

THE YACKTMAN FUND
--------------------------------------------------------------------------------
EQUITY PURCHASES & SALES (Unaudited) (Cont'd.)
For the Six Months Ended December 31, 2004
--------------------------------------------------------------------------------
                                                  NET SHARES      CURRENT
SALES                                                SOLD       SHARES HELD
--------------------------------------------------------------------------------
Altria Group, Inc.                                  10,000         90,000
AmeriCredit Corp.                                  130,000        750,000
Bandag, Inc., Class A                               20,000              -
Blair Corp.                                         40,000              -
Clorox Co.                                         150,000        110,000
First Health Group Corp.                           350,000              -
Interstate Bakeries Corp.                          100,000         80,000
Kraft Foods, Inc.                                  210,000        490,000
Liberty Media Corp.                                160,000      2,440,000
Lubrizol Corp.                                      40,000              -
Nicor, Inc.                                        140,000              -
Trizec Properties, Inc.                             70,000        330,000
Tyco International Ltd.                             70,000        350,000
--------------------------------------------------------------------------------

THE YACKTMAN FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
December 31, 2004
--------------------------------------------------------------------------------
                                                    NUMBER
                                                  OF SHARES        VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 73.6%
BANKS - 1.7%
U.S. Bancorp                                       150,000     $4,698,000
Washington Mutual, Inc.                             40,000      1,691,200
                                                            -------------
                                                                6,389,200
                                                            -------------
BEVERAGES - 8.7%
Coca-Cola Co.                                      650,000     27,059,500
PepsiCo, Inc.                                       90,000      4,698,000
                                                            -------------
                                                               31,757,500
                                                            -------------
COMMERCIAL SERVICES & SUPPLIES - 1.2%
Block H&R, Inc.(1)                                  90,000      4,410,000
                                                            -------------
DIVERSIFIED FINANCIALS - 8.4%
AmeriCredit Corp.*(1)                              750,000     18,337,500
Federal Home Loan Mortgage Corp.                   100,000      7,370,000
Federal National Mortgage Association(1)            70,000      4,984,700
                                                            -------------
                                                               30,692,200
                                                            -------------
FOOD PRODUCTS - 11.4%
Cadbury Schweppes plc(1)                           180,000      6,786,000
Interstate Bakeries Corp.(1)                        80,000        512,000
Kraft Foods, Inc.(1)                               490,000     17,448,900
Lancaster Colony Corp.(1)                          390,000     16,719,300
                                                            -------------
                                                               41,466,200
                                                            -------------
HEALTH CARE PROVIDERS & SERVICES - 1.6%
Cardinal Health, Inc.                              100,000      5,815,000
                                                            -------------
HOUSEHOLD PRODUCTS - 11.4%
Clorox Co.(1)                                      110,000      6,482,300
Colgate-Palmolive Co.                               75,000      3,837,000
Henkel KGaA                                        265,000     21,932,646
Unilever N.V.                                      140,000      9,339,400
                                                            -------------
                                                               41,591,346
                                                            -------------
INDUSTRIAL CONGLOMERATES - 3.4%
Tyco International Ltd.                            350,000     12,509,000
                                                            -------------
INSURANCE - 2.2%
Marsh & McLennan Cos., Inc.                        103,500      3,405,150
MBIA, Inc.(1)                                       40,000      2,531,200
MGIC Investment Corp.                               30,000      2,067,300
                                                            -------------
                                                                8,003,650
                                                            -------------
--------------------------------------------------------------------------------

THE YACKTMAN FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (Cont'd.)
December 31, 2004
--------------------------------------------------------------------------------
                                                    NUMBER
                                                  OF SHARES        VALUE
--------------------------------------------------------------------------------
IT CONSULTING & SERVICES - 3.4%
Electronic Data Systems Corp.(1)                   300,000     $6,930,000
First Data Corp.                                   130,000      5,530,200
                                                            -------------
                                                               12,460,200
                                                            -------------
MEDIA - 9.1%
Interpublic Group of Cos., Inc.*(1)                480,000      6,432,000
Liberty Media Corp.*                             2,440,000     26,791,200
                                                            -------------
                                                               33,223,200
                                                            -------------
PHARMACEUTICALS - 7.0%
Bristol-Myers Squibb Co.                           380,000      9,735,600
Johnson & Johnson(1)                                70,000      4,439,400
Pfizer, Inc.                                       420,000     11,293,800
                                                            -------------
                                                               25,468,800
                                                            -------------
REAL ESTATE - 1.7%
Trizec Properties, Inc.                            330,000      6,243,600
                                                            -------------
SOFTWARE - 0.7%
Microsoft Corp.(1)                                 100,000      2,671,000
                                                            -------------
SPECIALTY RETAIL - 0.2%
Friedman's, Inc., Class A*                         465,000        599,850
                                                            -------------
TOBACCO - 1.5%
Altria Group, Inc.                                  90,000      5,499,000
                                                            -------------

Total Common Stocks
   (cost $183,463,816)                                        268,799,746
                                                            -------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                  PRINCIPAL
                                                    AMOUNT         VALUE
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 47.1%
COMMERCIAL PAPER - 25.7%
American Express Co.,
   2.21%, 1/5/05                               $16,000,000    $15,996,071
GE Capital Corp.,
   2.13%, 1/5/05                                16,000,000     15,996,213
Govco., Inc.,
   2.09%, 1/3/05                                15,000,000     14,998,258
Prudential Funding,
   2.00%, 1/5/05                                16,000,000     15,996,445
Rabobank Financial Corp.,
   2.09%, 1/3/05                                15,000,000     14,998,258
Toyota Motor Corp.,
   2.19%, 1/5/05                                16,000,000     15,996,107
                                                            -------------
Total Commercial Paper
   (cost $93,981,352)                                          93,981,352
                                                            -------------
DEMAND NOTE (VARIABLE RATE) - 0.1%
U.S. Bancorp, 2.17%                                221,133        221,133
                                                            -------------
Total Demand Note
   (cost $221,133)                                                221,133
                                                            -------------
OTHER SHORT-TERM INVESTMENT - 21.3%
Securities Lending Investment Account
   (cost $77,904,050)                                          77,904,050
                                                            -------------
Total Short-Term Investments
   (cost $172,106,535)                                        172,106,535
                                                            -------------
Total Investments - 120.7%
   (cost $355,570,351)                                        440,906,281
Liabilities less other Assets - (20.7)%                      (75,598,630)
                                                            -------------
Net Assets - 100% (equivalent to $15.34 per
   share based on 23,806,809 shares outstanding)             $365,307,651
                                                            =============
*    Non-income producing

(1) All or a portion of the securities have been committed for securities lending (See Note 5).

See notes to financial statements
--------------------------------------------------------------------------------

THE YACKTMAN FOCUSED FUND
--------------------------------------------------------------------------------
SECTOR BREAKDOWN (Unaudited)
December 31, 2004
--------------------------------------------------------------------------------
Beverages - 7.9%
------------------------------------------------
Commercial Services & Supplies - 1.8%
------------------------------------------------
Diversified Financials - 12.1%
------------------------------------------------
Food Products - 10.2%
------------------------------------------------
Health Care Providers &Services - 1.8%
------------------------------------------------
Household Products - 12.9%
------------------------------------------------
Industrial Conglomerates - 3.3%
------------------------------------------------
Insurance - 0.9%
------------------------------------------------
IT Consulting & Services - 1.9%
------------------------------------------------
Media - 10.2%
------------------------------------------------
Pharmaceuticals - 6.5%
------------------------------------------------
Real Estate - 1.9%
------------------------------------------------
Specialty Retail - 0.3%
------------------------------------------------
Tobacco - 1.6%
------------------------------------------------
Short-Term Investments less Other Assets - 26.7%
------------------------------------------------
--------------------------------------------------------------------------------

THE YACKTMAN FOCUSED FUND
--------------------------------------------------------------------------------
EQUITY PURCHASES & SALES (Unaudited)
For the Six Months Ended December 31, 2004
--------------------------------------------------------------------------------
                                                  NET SHARES      CURRENT
NEW PURCHASES                                     PURCHASED     SHARES HELD
--------------------------------------------------------------------------------
Cardinal Health, Inc.                               30,000         30,000
Colgate-Palmolive Co.                               20,000         20,000
Marsh & McLennan Cos., Inc.                         26,200         26,200
Pfizer, Inc.                                       110,000        110,000
--------------------------------------------------------------------------------
                                                  NET SHARES      CURRENT
PURCHASES                                         PURCHASED     SHARES HELD
--------------------------------------------------------------------------------
Coca-Cola Co.                                       60,000        185,000
Unilever N.V.                                       10,000         40,000
--------------------------------------------------------------------------------
                                                  NET SHARES      CURRENT
SALES                                                SOLD       SHARES HELD
--------------------------------------------------------------------------------
Altria Group, Inc.                                  15,000         25,000
AmerCredit Corp.                                    80,000        300,000
Bristol-Myers Squibb Co.                            10,000        130,000
Clorox Co.                                          55,000         30,000
Electronic Data Systems Corp.                       30,000         80,000
First Health Group Corp.                           150,000              -
Federal Home Loan Mortgage Corp.                    25,000         60,000
Interstate Bakeries Corp.                           60,000         50,000
Kraft Foods, Inc.                                  100,000        150,000
Lancaster Colony Corp.                              20,000        100,000
Liberty Media Corp.                                210,000        670,000
Trizec Properties, Inc.                             20,000        100,000
Tyco International Ltd.                             50,000         90,000
--------------------------------------------------------------------------------

THE YACKTMAN FOCUSED FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
December 31, 2004
--------------------------------------------------------------------------------
                                                    NUMBER
                                                  OF SHARES        VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 73.3%
BEVERAGES - 7.9%
Coca-Cola Co.                                      185,000     $7,701,550
                                                            -------------
COMMERCIAL SERVICES & SUPPLIES - 1.8%
Block H&R, Inc.(1)                                  35,000      1,715,000
                                                            -------------
DIVERSIFIED FINANCIALS - 12.1%
AmeriCredit Corp.*(1)                              300,000      7,335,000
Federal Home Loan Mortgage Corp.                    60,000      4,422,000
                                                            -------------
                                                               11,757,000
                                                            -------------
FOOD PRODUCTS - 10.2%
Interstate Bakeries Corp.(1)                        50,000        320,000
Kraft Foods, Inc.                                  150,000      5,341,500
Lancaster Colony Corp.                             100,000      4,287,000
                                                            -------------
                                                                9,948,500
                                                            -------------
HEALTH CARE PROVIDERS & SERVICES - 1.8%
Cardinal Health, Inc.                               30,000      1,744,500
                                                            -------------
HOUSEHOLD PRODUCTS - 12.9%
Clorox Co.(1)                                       30,000      1,767,900
Colgate-Palmolive Co.                               20,000      1,023,200
Henkel KGaA                                         85,000      7,035,000
Unilever N.V.                                       40,000      2,668,400
                                                            -------------
                                                               12,494,500
                                                            -------------
INDUSTRIAL CONGLOMERATES - 3.3%
Tyco International Ltd.                             90,000      3,216,600
                                                            -------------
INSURANCE - 0.9%
Marsh & McLennan Cos., Inc.                         26,200        861,980
                                                            -------------
IT CONSULTING & SERVICES - 1.9%
Electronic Data Systems Corp.(1)                    80,000      1,848,000
                                                            -------------
MEDIA - 10.2%
Interpublic Group of Cos., Inc.*(1)                193,100      2,587,540
Liberty Media Corp.*                               670,000      7,356,600
                                                            -------------
                                                                9,944,140
                                                            -------------
PHARMACEUTICALS - 6.5%
Bristol-Myers Squibb Co.                           130,000      3,330,600
Pfizer, Inc.                                       110,000      2,957,900
                                                            -------------
                                                                6,288,500
                                                            -------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                    NUMBER
                                                  OF SHARES        VALUE
--------------------------------------------------------------------------------
REAL ESTATE - 1.9%
Trizec Properties, Inc.                            100,000     $1,892,000
                                                            -------------
SPECIALTY RETAIL - 0.3%
Friedman's, Inc., Class A*                         260,000        335,400
                                                            -------------
TOBACCO - 1.6%
Altria Group, Inc.(1)                               25,000      1,527,500
                                                            -------------

Total Common Stocks
   (cost $52,013,584)                                          71,275,170
                                                            -------------

--------------------------------------------------------------------------------
                                                  PRINCIPAL
                                                    AMOUNT         VALUE
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 39.6%
COMMERCIAL PAPER - 23.8%
American Express Co.,
   2.21%, 1/5/05                                $4,600,000      4,598,871
GE Capital Corp.,
   2.13%, 1/5/05                                 4,600,000      4,598,911
Govco., Inc.,
   2.09%, 1/3/05                                 4,700,000      4,699,454
Rabobank Financial Corp.,
   2.09%, 1/3/05                                 4,700,000      4,699,454
Toyota Motor Corp.,
   2.19%, 1/5/05                                 4,600,000      4,598,881
                                                            -------------
Total Commercial Paper
   (cost $23,195,571)                                          23,195,571
                                                            -------------
DEMAND NOTE (VARIABLE RATE) - 1.3%
U.S. Bancorp, 2.17%                              1,276,690      1,276,690
                                                            -------------
Total Demand Note
   (cost $1,276,690)                                            1,276,690
                                                            -------------
OTHER SHORT-TERM INVESTMENT - 14.5%
Securities Lending Investment Account
   (cost $14,079,922)                                          14,079,922
                                                            -------------
Total Short-Term Investments
   (cost $38,552,183)                                          38,552,183
                                                            -------------
--------------------------------------------------------------------------------

THE YACKTMAN FOCUSED FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (Cont'd.)
December 31, 2004
--------------------------------------------------------------------------------
                                                    NUMBER
                                                 OF CONTRACTS      VALUE
--------------------------------------------------------------------------------
PUT OPTION PURCHASED - 0.4%
Omnicom Group
   Expiring Jan. 2005 @ $100.00                        250       $391,250
                                                            -------------
Total Put Option Purchased
   (cost $1,003,500)                                              391,250
                                                            -------------
Total Investments - 113.3%
   (cost $91,569,267)                                         110,218,603
Liabilities less other Assets - (13.3)%                      (12,955,585)
                                                            -------------
Net Assets - 100% (equivalent to $15.83
   per share based on 6,143,285
   shares outstanding)                                      $  97,263,018
                                                            =============
*    Non-income producing

(1) All or a portion of the securities have been committed for securities lending (See Note 5).

See notes to financial statements
--------------------------------------------------------------------------------

                      This page intentionally left blank.

THE YACKTMAN FUNDS, INC.
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS & LIABILITIES
December 31, 2004
--------------------------------------------------------------------------------
                                              THE YACKTMAN   THE YACKTMAN
                                                  FUND       FOCUSED FUND
--------------------------------------------------------------------------------
ASSETS:
  Investments at value
     (cost $355,570,351 and
     $91,569,267, respectively)               $440,906,281   $110,218,603
  Receivable for fund shares sold                3,345,978      1,668,719
  Dividends and interest receivable                369,300         87,389
  Prepaid expenses                                  47,460         23,000
                                             -------------  -------------
       Total Assets                            444,669,019    111,997,711
                                             -------------  -------------

LIABILITIES:
  Collateral for securities loaned              77,904,050     14,079,922
  Payable for fund shares redeemed               1,141,023        547,987
  Accrued investment advisory fees                 196,085         72,561
  Other accrued expenses                           120,210         34,223
                                             -------------  -------------
       Total Liabilities                        79,361,368     14,734,693
                                             -------------  -------------

NET ASSETS                                    $365,307,651    $97,263,018
                                             =============  =============

NET ASSETS CONSIST OF:
  Capital stock                               $279,991,395    $78,891,993
  Undistributed net
     investment income                               2,131            305
  Accumulated net realized losses                 (21,805)      (278,616)
  Net unrealized appreciation
     on investments                             85,335,930     18,649,336
                                             -------------  -------------
       Total Net Assets                       $365,307,651    $97,263,018
                                             =============  =============

CAPITAL STOCK, $.0001 par value
  Authorized                                   500,000,000    500,000,000
  Issued and outstanding                        23,806,809      6,143,285
NET ASSET VALUE,
REDEMPTION PRICE AND
OFFERING PRICE PER SHARE                            $15.34         $15.83
                                                    ======         ======

See notes to financial statements
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2004
--------------------------------------------------------------------------------
                                              THE YACKTMAN   THE YACKTMAN
                                                  FUND       FOCUSED FUND
--------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividend income                            $4,653,742(1)  $1,176,622(2)
  Interest income                                1,101,186        284,222
  Securities lending income
     (See Note 5)                                   49,150         10,990
                                             -------------  -------------
                                                 5,804,078      1,471,834
                                             -------------  -------------

EXPENSES:
  Investment advisory fees                       2,247,883      1,046,573
  Shareholder servicing fees                       531,295        156,887
  Administration and
     accounting fees                               198,749         52,328
  Professional fees                                 69,378         35,714
  Federal and state
     registration fees                              69,302         47,842
  Custody fees                                      63,122         20,429
  Reports to shareholders                           49,715         17,651
  Directors' fees and expenses                      21,240          7,496
  Miscellaneous costs                               37,066         11,419
                                             -------------  -------------

  Total expenses
     before reimbursements                       3,287,750      1,396,339
  Expense reimbursements
     (See Note 4)                                        -       (88,108)
                                             -------------  -------------

  Net expenses                                   3,287,750      1,308,231
                                             -------------  -------------

NET INVESTMENT INCOME                            2,516,328        163,603
                                             -------------  -------------

REALIZED AND UNREALIZED GAIN:
  Net realized gain on investments              28,595,140     10,091,812
  Change in unrealized appreciation
     on investments                              1,096,699    (2,699,839)
                                             -------------  -------------
  Net realized and unrealized gain
     on investments                             29,691,839      7,391,973
                                             -------------  -------------

NET INCREASEIN NET ASSETS
RESULTING FROM OPERATIONS                      $32,208,167     $7,555,576
                                              ============  =============

(1) Net of $81,652 in foreign withholding taxes
(2) Net of $29,949 in foreign withholding taxes

See notes to financial statements
--------------------------------------------------------------------------------

THE YACKTMAN FUNDS, INC.
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS


                                                                                                        THE YACKTMAN
                                                             THE YACKTMAN FUND                          FOCUSED FUND
-----------------------------------------------------  ------------------------------     ----------------------------------------
                                                          YEAR ENDED DECEMBER 31,                 YEAR ENDED DECEMBER 31,
                                                          2004                2003                2004               2003
-----------------------------------------------------  ------------------------------     ----------------------------------------
OPERATIONS:
  Net investment income                                $2,516,328          $4,570,375            $163,603            $550,759
  Net realized gain on investments                     28,595,140          28,104,195          10,091,812           5,822,252
  Change in unrealized appreciation
     on investments                                     1,096,699          53,078,142         (2,699,839)          16,265,061
                                                   --------------      --------------      --------------      --------------
  Net increase in net assets
     resulting from operations                         32,208,167          85,752,712           7,555,576          22,638,072
                                                   --------------      --------------      --------------      --------------

CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold                           161,689,854         543,144,776          67,230,026         224,697,014
  Proceeds from reinvestment of distributions          27,685,525          21,960,932          10,357,231           1,208,839
                                                   --------------      --------------      --------------      --------------
                                                      189,375,379         565,105,708          77,587,257         225,905,853

  Payments for shares redeemed                      (150,792,024)       (723,688,508)       (103,982,061)       (235,154,944)
                                                   --------------      --------------      --------------      --------------
  Net increase (decrease)                              38,583,355       (158,582,800)        (26,394,804)         (9,249,091)
                                                   --------------      --------------      --------------      --------------

DISTRIBUTIONS PAIDFROM:
  Net investment income                               (2,514,053)         (3,474,105)           (163,233)           (505,991)
  Net realized gains                                 (28,398,069)        (19,559,367)        (11,089,138)           (778,448)
                                                   --------------      --------------      --------------      --------------
     Total distributions                             (30,912,122)        (23,033,472)        (11,252,371)         (1,284,439)
                                                   --------------      --------------      --------------      --------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                39,879,400        (95,863,560)        (30,091,599)          12,104,542

NET ASSETS:
  Beginning of year                                   325,428,251         421,291,811         127,354,617         115,250,075
                                                   --------------      --------------      --------------      --------------

  End of year (including undistributed
     net investment income of
     $2,131, $0, $305 and $0, respectively)          $365,307,651        $325,428,251         $97,263,018        $127,354,617
                                                   ==============      =============-       =============       =============


TRANSACTIONS IN SHARES:
  Shares sold                                          10,503,672          41,725,550           4,071,851          16,379,111
  Issued in reinvestment of distributions               1,802,438           1,441,760             653,453              74,344
  Shares redeemed                                     (9,858,635)        (55,981,024)         (6,406,640)        (17,865,154)
                                                   --------------      --------------      --------------      --------------
  Net increase (decrease)                               2,447,475        (12,813,714)         (1,681,336)         (1,411,699)
                                                   ==============      =============-       =============       =============


See notes to financial statements
--------------------------------------------------------------------------------

THE YACKTMAN FUNDS, INC.
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS


                                                             THE YACKTMAN FUND                     THE YACKTMAN FUND
----------------------------------------------------------------------------------     -----------------------------------------
For a Fund share outstanding                              YEAR ENDED DECEMBER 31,               YEAR ENDED DECEMBER 31,
throughout each year                                        2004           2003           2002           2001           2000
----------------------------------------------------------------------------------     -----------------------------------------
Net asset value, beginning
  of year                                                  $15.24         $12.33         $11.16          $9.80          $9.40

Income from investment
  operations:
  Net investment income                                      0.12           0.23           0.13           0.08           0.11
  Net realized and unrealized
     gain on investments                                     1.40           3.84           1.14           1.83           1.16
                                                      -----------    -----------    -----------    -----------    -----------
  Total from investment
     operations                                              1.52           4.07           1.27           1.91           1.27
                                                      -----------    -----------    -----------    -----------    -----------

Less distributions:
  From net investment income                               (0.12)         (0.17)         (0.10)         (0.05)         (0.06)
  From net realized gains                                  (1.30)         (0.99)              -         (0.50)         (0.81)
                                                      -----------    -----------    -----------    -----------    -----------
  Total distributions                                      (1.42)         (1.16)         (0.10)         (0.55)         (0.87)
                                                      -----------    -----------    -----------    -----------    -----------

Net asset value, end
  of year                                                  $15.34         $15.24         $12.33         $11.16          $9.80
                                                      ===========    ===========    ===========    ===========    ===========

Total Return                                                9.93%         33.03%         11.41%         19.47%         13.46%
                                                      ===========    ===========    ===========    ===========    ===========

Supplemental data and ratios:
  Net assets, end of year (000s)                         $365,308       $325,428       $421,292       $113,199        $69,800
                                                      ===========    ===========    ===========    ===========    ===========
  Ratio of net expenses to average
     net assets                                             0.95%          0.94%          0.99%          1.17%          1.23%
                                                      ===========    ===========    ===========    ===========    ===========
  Ratio of net investment income to
     average net assets                                     0.73%          1.25%          2.01%          1.06%          1.03%
                                                      ===========    ===========    ===========    ===========    ===========


  Portfolio turnover rate                                  23.82%         40.01%         39.19%         42.79%         19.00%
                                                      ===========    ===========    ===========    ===========    ===========


See notes to financial statements

THE YACKTMAN FUNDS, INC.
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (Cont'd.)


                                                         THE YACKTMAN FOCUSED FUND             THE YACKTMAN FOCUSED FUND
----------------------------------------------------------------------------------     -----------------------------------------
For a Fund share outstanding                              YEAR ENDED DECEMBER 31,               YEAR ENDED DECEMBER 31,
throughout each year                                        2004           2003           2002           2001           2000
----------------------------------------------------------------------------------     -----------------------------------------
Net asset value, beginning
  of year                                                  $16.28         $12.48         $10.92          $9.40          $8.96

Income from investment
  operations:
  Net investment income                                      0.03           0.07           0.08           0.09           0.14
  Net realized and unrealized
     gain on investments                                     1.59           3.90           1.56           1.52           0.45
                                                      -----------    -----------    -----------    -----------    -----------
  Total from investment
     operations                                              1.62           3.97           1.64           1.61           0.59
                                                      -----------    -----------    -----------    -----------    -----------

Less distributions:
  From net investment income                               (0.03)         (0.07)         (0.08)         (0.09)         (0.14)
  From net realized gains                                  (2.04)         (0.10)              -              -              -
  Return of capital                                             -              -              -              -         (0.01)
                                                      -----------    -----------    -----------    -----------    -----------
  Total distributions                                      (2.07)         (0.17)         (0.08)         (0.09)         (0.15)
                                                      -----------    -----------    -----------    -----------    -----------

Net asset value, end
  of year                                                  $15.83         $16.28         $12.48         $10.92          $9.40
                                                      ===========    ===========    ===========    ===========    ===========

Total Return                                                9.96%         31.79%         14.99%         17.14%          6.60%
                                                      ===========    ===========    ===========    ===========    ===========

Supplemental data and ratios:
  Net assets, end of year (000s)                          $97,263       $127,355       $115,250         $9,356         $7,606
                                                      ===========    ===========    ===========    ===========    ===========
  Ratio of expenses before expense
     reimbursements to average net
     assets (See Note 4)                                    1.33%       1.36%(1)          1.45%          2.32%          2.50%
                                                      ===========    ===========    ===========    ===========    ===========
  Ratio of net expenses to average
     net assets                                             1.25%       1.26%(2)          1.25%          1.25%          1.25%
                                                      ===========    ===========    ===========    ===========    ===========
  Ratio of net investment income to
     average net assets                                     0.16%          0.51%          1.68%          1.06%          1.56%
                                                      ===========    ===========    ===========    ===========    ===========


  Portfolio turnover rate                                  19.26%         71.38%         49.95%         51.33%         37.84%
                                                      ===========    ===========    ===========    ===========    ===========


(1) The ratio of expenses before expense reimbursements to average net assets, excluding interest expense, was 1.35%

(2) The ratio of expenses to average net assets, excluding interest expense, was 1.25%

See notes to financial statements
--------------------------------------------------------------------------------

THE YACKTMAN FUNDS, INC.
--------------------------------------------------------------------------------
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2004
--------------------------------------------------------------------------------
1.  ORGANIZATION
The Yacktman Funds, Inc. (comprised of The Yacktman Fund and The Yacktman Focused Fund, hereafter referred to as the "Funds") is registered as an open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"). The Funds consist of two investment portfolios: The Yacktman Fund is a diversified fund that commenced operations July 6, 1992 and The Yacktman Focused Fund is a non-diversified fund that commenced operations May 1, 1997. The objective of each of the Funds is to produce long-term capital appreciation with current income as a secondary objective. Yacktman Asset Management Co. is the Funds' investment adviser (the "Adviser").

2.  SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions during the reporting period. Actual results could differ from those estimates.

(A) INVESTMENT VALUATION - Securities which are traded on a national stock exchange are valued at the last sale price on the securities exchange on which such securities are primarily traded. Securities that are traded on the Nasdaq National Market or the Nasdaq Smallcap Market are valued at the Nasdaq Official Closing Price. Exchange-traded securities for which there were no transactions are valued at the current bid prices. Securities traded on only over-the-counter markets are valued on the basis of closing over-the-counter bid prices. Short-term debt instruments maturing within 60 days are valued by the amortized cost method, which approximates fair value. Options written or purchased by The Yacktman Focused Fund are valued at the last sales price if such last sales price is between the current bid and asked prices. Otherwise, options are valued at the mean between the current bid and asked prices. Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith by the Adviser pursuant to procedures established by and under the supervision of the Board of Directors.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The fair value of a security is the amount which a Fund might reasonably expect to receive upon a current sale. Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations. There can be no assurance that the Funds could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Funds determine their net asset value per share.

B) OPTIONS - Premiums received by The Yacktman Focused Fund upon writing options are recorded as an asset with a corresponding liability which is subsequently adjusted to the current market value of the option. Changes between the initial premiums received and the current value of the options are recorded in unrealized gains and losses. When an option expires, is exercised, or is closed, the Fund realizes a gain or loss, and the liability is eliminated. The Fund continues to bear the risk of adverse movements in the price of the underlying security during the period of the option, although any potential loss would be reduced by the amount of option premium received. The Yacktman Focused Fund had no activity in written options for the year ended December 31, 2004.

C)FEDERAL INCOME TAXES - It is each Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all investment company net taxable income and net capital gains to its shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income tax provision is recorded.

D) DISTRIBUTIONS TO SHAREHOLDERS - Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain items for financial statement and tax purposes. Additionally, the Funds may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. Where appropriate, reclassifications between capital accounts are made for such differences that are permanent in nature.

THE YACKTMAN FUNDS, INC.
--------------------------------------------------------------------------------
NOTES TO THE FINANCIAL STATEMENTS (Cont'd.)
December 31, 2004
--------------------------------------------------------------------------------
Accordingly, at December 31, 2004, reclassifications were recorded to increase (decrease) undistributed net investment income by $(144) and $(65), and increase (decrease) undistributed net realized gains (losses) by $144 and $65, for The Yacktman Fund and The Yacktman Focused Fund, respectively.

E) GUARANTEES AND INDEMNIFICATIONS - In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims against the Funds that have not yet occurred. Based on experience, the Funds expect the risk of loss to be remote.

F) REDEMPTION FEE - Effective April 1, 2005, those who buy and sell the Funds within five calendar days will incur a 2% redemption fee. Please see the Prospectus for more information.

G) OTHER - Investment transactions are accounted for on the trade date. The Funds determine the gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

3.  INVESTMENT TRANSACTIONS
For the year ended December 31, 2004, the aggregate purchases and sales of securities, excluding short-term securities, were $62,047,129 and $97,692,532 for The Yacktman Fund and $15,550,000 and $45,213,436 for The Yacktman Focused Fund, respectively. For the year ended December 31, 2004, there were no purchases or sales of U.S. Government securities for The Yacktman Fund and The Yacktman Focused Fund.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. INVESTMENT ADVISORY AGREEMENT
The Funds have agreements with the Adviser, with whom certain officers and directors of the Funds are affiliated, to furnish investment advisory services to the Funds. Under the terms of these agreements, The Yacktman Fund will pay the Adviser a monthly fee at the annual rate of 0.65% on the first $500,000,000 of average daily net assets, 0.60% on the next $500,000,000 of average daily net assets and 0.55% on average daily net assets in excess of $1,000,000,000, and The Yacktman Focused Fund will pay the Adviser a monthly fee at the annual rate of 1% of its average daily net assets. The Adviser has voluntarily agreed to reimburse The Yacktman Focused Fund for all expenses exceeding 1.25% of its average daily net assets (exclusive of interest, taxes, brokerage commissions and extraordinary expenses).

5. SECURITIES LENDING
The Funds have entered into a securities lending arrangement with the custodian. Under the terms of the agreement, the custodian is authorized to loan securities on behalf of the Funds to approved brokers against the receipt of cash collateral at least equal to the value of the securities loaned. The cash collateral is invested by the custodian in a money market pooled account approved by the Adviser. Each Fund has an individual interest of cash collateral contributed, although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them. The agreement provides that after predetermined rebates to the brokers, the income generated from lending transactions is allocated 60% to the Funds and 40% to the custodian. As of December 31, 2004, The Yacktman Fund had on loan securities valued at $74,752,477 and collateral of $77,904,050 and The Yacktman Focused Fund had on loan securities valued at $13,404,522 and collateral of $14,079,922.
--------------------------------------------------------------------------------

THE YACKTMAN FUNDS, INC.
--------------------------------------------------------------------------------
NOTES TO THE FINANCIAL STATEMENTS (Cont'd.)
December 31, 2004
--------------------------------------------------------------------------------
The cash collateral received by the Funds was pooled and at December 31, 2004, was pooled and invested in the following:

SECURITY TYPE            SECURITY NAME                         MARKET VALUE
--------------------------------------------------------------------------------
Commercial Paper         Ford Credit Floorplan                  $ 3,979,400
Commercial Paper         Lakeside FDG LLC                         5,000,000
Commercial Paper         Concord MIN CPTL                         5,000,000
Commercial Paper         Lehman Brothers                          3,000,000
Commercial Paper         Morgan Stanley                           6,000,000
Commercial Paper         Leafs LLC                                4,000,000
Commercial Paper         Goldman Sachs                            4,000,000
Commercial Paper         Sigma Finance, Inc.                      2,999,400
Corporate Note           Rabobank Nederland                       4,000,000
Corporate Note           Premium Asset Trust                      6,000,000
Corporate Note           Natexis Banque NY                        4,998,235
Corporate Note           Bayer Land Bank NY                       3,000,000
Corporate Note           Metlife Global FDO                       7,000,000
Money Markets            Merrill Lynch Premier Inst.                  6,931
Repurchase Agreement     Credit Suisse First Boston              13,000,000
Repurchase Agreement     Morgan Stanley                          20,000,000
Cash                                                                      6

                                                      MATURITY    MATURITY
SECURITY TYPE            SECURITY NAME                  RATE        DATE
--------------------------------------------------------------------------------
Commercial Paper         Ford Credit Floorplan          2.07%      01/20/05
Commercial Paper         Lakeside FDG LLC               2.40%      01/20/05
Commercial Paper         Concord MIN CPTL               2.38%      01/11/05
Commercial Paper         Lehman Brothers                2.37%      01/19/05
Commercial Paper         Morgan Stanley                 2.39%      03/07/05
Commercial Paper         Leafs LLC                      2.42%      04/20/05
Commercial Paper         Goldman Sachs                  2.39%      04/22/05
Commercial Paper         Sigma Finance, Inc.            2.38%      05/17/05
Corporate Note           Rabobank Nederland             2.02%      03/02/05
Corporate Note           Premium Asset Trust            2.35%      06/01/05
Corporate Note           Natexis Banque NY              2.36%      07/12/05
Corporate Note           Bayer Land Bank NY             2.41%      11/23/05
Corporate Note           Metlife Global FDO             2.46%      04/28/05
Money Markets            Merrill Lynch Premier Inst.    2.14%      01/03/05
Repurchase Agreement     Credit Suisse First Boston     2.29%      01/03/05
Repurchase Agreement     Morgan Stanley                 2.34%      01/03/05
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
6. LINE OF CREDIT
The Yacktman Fund and The Yacktman Focused Fund have established a line of credit ("LOC") with U.S. Bank, N.A. to be used for temporary or emergency purposes, primarily for financing redemption payments. The LOC will mature, unless renewed, on March 31, 2005; the interest rate paid on borrowings is the Prime Rate minus 1/2%. For The Yacktman Fund, borrowing under the LOC is limited to the lesser of $15,000,000, 10% of the pre-borrowing net assets of the Fund, 10% of the market value of the assets of the Fund, or 10% of the sum of the fair market value of certain assets of the Fund. For The Yacktman Focused Fund, borrowing under the LOC is limited to the lesser of $35,000,000, 50% of the pre-borrowing net assets of the Fund, 50% of the market value of the assets of the Fund, or 50% of the sum of the fair market value of certain assets of the Fund. At December 31, 2004, The Yacktman Fund and The Yacktman Focused Fund had no outstanding borrowings under the LOC and incurred no interest expense.

7.  TAX INFORMATION
The following information for the Funds is presented on an income tax basis as of December 31, 2004:

                                     THE YACKTMAN         THE YACKTMAN
                                         FUND             FOCUSED FUND

Cost of investments                   $355,592,157         $91,847,883
                                     =============       =============
Gross unrealized appreciation        $  89,591,272         $21,187,748
Gross unrealized depreciation          (4,277,148)         (2,817,028)
                                     -------------       -------------
Net tax unrealized appreciation      $  85,314,124         $18,370,720
                                     =============       =============
--------------------------------------------------------------------------------

THE YACKTMAN FUNDS, INC.
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

As of December 31, 2004, the components of accumulated earnings were as follows:

                                     THE YACKTMAN         THE YACKTMAN
                                         FUND             FOCUSED FUND

Undistributed ordinary income               $2,131                $305
Undistributed long-term
  capital gains                                  -                   -
                                      ------------        ------------
Accumulated earnings                         2,131                 305
Net unrealized appreciation
  on investments                        85,314,124          18,370,720
                                      ------------        ------------
Total accumulated earnings             $85,316,255         $18,371,025
                                      ============        ============

The tax character of distributions paid during the fiscal years ended December 31, 2004 and December 31, 2003 were as follows:

                                     THE YACKTMAN         THE YACKTMAN
                                         FUND             FOCUSED FUND
2004
Ordinary income                         $7,462,696          $1,722,255
Long-term capital gains                $23,449,426          $9,530,116
2003
Ordinary income                         $7,771,809            $505,991
Long-term capital gains                $15,261,663            $778,448
--------------------------------------------------------------------------------

THE YACKTMAN FUNDS, INC.
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF
THE YACKTMAN FUNDS, INC.
In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Yacktman Fund and The Yacktman Focused Fund (constituting The Yacktman Funds, Inc., hereafter referred to as the "Funds") at December 31, 2004, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at December 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


/s/ PricewaterhouseCoopers LLP

Milwaukee, Wisconsin
February 11, 2005
--------------------------------------------------------------------------------

THE YACKTMAN FUNDS, INC.
--------------------------------------------------------------------------------
ADDITIONAL TAX INFORMATION (Unaudited)

--------------------------------------------------------------------------------

For the year ended December 31, 2004, 100% and 100% of the dividends paid from net investment income, including short-term capital gains, for The Yacktman Fund and The Yacktman Focused Fund, respectively, qualify for the dividends received deduction available to corporate shareholders.

For the year ended December 31, 2004, 59.32% and 64.47% of the dividends paid from net investment income, including short-term capital gains, for The Yacktman Fund and The Yacktman Focused Fund, respectively, are designated as qualified dividend income.

The Funds hereby designate approximately, $23,449,426 and $8,300,558 as capital gain distributions for The Yacktman Fund and The Yacktman Focused Fund, respectively, for the purposes of the dividends paid deduction.

THE YACKTMAN FUNDS, INC.
--------------------------------------------------------------------------------
PROXY VOTING POLICIES AND PROCEDURES

--------------------------------------------------------------------------------

For a description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, please call 1-800-525-8258 and request a Statement of Additional Information. One will be mailed to you free of charge. The Statement of Additional Information is also available on the Web site of the Securities and Exchange Commission at http://www.sec.gov. Information on how the Funds voted proxies relating to portfolio securities during the twelve month period ended June 30, 2004, is available without charge, upon request, by calling 1-800-525-8258 or by accessing the Web site of the Securities and Exchange Commission.


DISCLOSURE OF PORTFOLIO HOLDINGS

--------------------------------------------------------------------------------
The Funds will file complete schedules of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Each Fund's Form N-Q will be available on the Web site of the Securities and Exchange Commission at http://www.sec.gov.

THE YACKTMAN FUNDS, INC.

DIRECTOR AND OFFICER INFORMATION (Unaudited)
INDEPENDENT DIRECTORS



                                                                                                            NUMBER OF      OTHER
                                                                                                            PORTFOLIOS DIRECTORSHIPS
                                                               CURRENT     TERM OF           PRINCIPAL       OVERSEEN      HELD
                                                              POSITION      OFFICE           OCCUPATION       WITHIN      OUTSIDE
                                                              HELD WITH AND LENGTH OF     DURING THE PAST    THE FUND    THE FUND
        NAME         AGE               ADDRESS                THE FUNDS  TIME SERVED         FIVE YEARS      COMPLEX      COMPLEX

  Bruce B. Bingham   56   c/o Yacktman Asset Management Co.   Director   Indefinite,      Mr. Bingham has       2          None
                            1110 Lake Cook Road, Suite 385                  until        been a partner in
                               Buffalo Grove, IL 60089                    successor      Hamilton Partners,
                                                                           elected         a real estate
                                                                                         development firm,
                                                                           6 years         for more than
                                                                                             five years

-----------------------------------------------------------------------------------------------------------------------------------
-
 Albert J. Malwitz   68   c/o Yacktman Asset Management Co.   Director   Indefinite,      Mr. Malwitz has       2          None
                            1110 Lake Cook Road, Suite 385                  until       been owner and chief
                               Buffalo Grove, IL 60089                    successor      executive officer
                                                                           elected          of Arlington
                                                                                           Fastener Co.,
                                                                           6 years       a manufacturer and
                                                                                           distributor of
                                                                                       industrial fasteners,
                                                                                           for more than
                                                                                             five years

-----------------------------------------------------------------------------------------------------------------------------------
-
George J. Stevenson  65   c/o Yacktman Asset Management Co.   Director   Indefinite,     Mr. Stevenson has      2          None
                            1110 Lake Cook Road, Suite 385                  until        been President of
                                Buffalo Grove, IL60089                    successor     Stevenson & Company,
                                                                           elected     a registered business
                                                                                       broker, and President
                                                                           6 years         of Healthmate
                                                                                       Products Co., a fruit
                                                                                         juice concentrate
                                                                                       manufacturing company,
                                                                                           for more than
                                                                                             five years
INTERESTED DIRECTOR*
-----------------------------------------------------------------------------------------------------------------------------------
-
 Donald A. Yacktman  63   c/o Yacktman Asset Management Co.   Director   Indefinite,      Mr. Yacktman has      2          None
                            1110 Lake Cook Road, Suite 385    President     until        been President of
                                Buffalo Grove, IL60089        Treasurer   successor        Yacktman Asset
                                                                           elected         Management Co.
                                                                                         since April, 1992
                                                                           12 years
OFFICER
-----------------------------------------------------------------------------------------------------------------------------------
  Stephen Yacktman   34   c/o Yacktman Asset Management Co.     Vice     Indefinite,      Mr. Yacktman has     N/A          N/A
                            1110 Lake Cook Road, Suite 385    President     until       been Vice President
                                Buffalo Grove, IL60089        Secretary   successor      of Yacktman Asset
                                                                           elected         Management Co.
                                                                                           for more than
                                                                            2 year           five years

*The Interested Director serves as director and officer of The Yacktman Funds.

Additional information about the Funds' directors is available in the Statement of Additional Information and is available, without charge, upon request, by calling 1-800-525-8258.

                      This page intentionally left blank.

                      This page intentionally left blank.

FOR FUND INFORMATION AND
SHAREHOLDER SERVICES, CALL
1-800-525-8258
WEB SITE: WWW.YACKTMAN.COM

THE YACKTMAN FUNDS, INC.
Shareholder Services Center
615 East Michigan Street, 3rd Floor
Milwaukee, Wisconsin 53202-5207
--------------------------------------------------------------------------------

YA-408-0205

ITEM 2.  CODE OF ETHICS

The Registrant has adopted a code of ethics (the "Code") that applies to its principal executive officer and principal financial officer. A copy of the Code is filed as an exhibit to this Form N-CSR. During the period covered by this report, there were no amendments to the provisions of the Code, nor were there any implicit or explicit waivers to the provisions of the Code.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

(a) (1) and (a) (2) The Registrant's Board of Directors has determined that the Registrant has at least one audit committee financial expert, Mr. George J. Stevenson, serving on its audit committee. Mr. Stevenson is "independent" within the meaning of Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

The aggregate fees for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements are listed below.

(a) Audit Fees.
      Fiscal year ended December 31, 2004       $38,400
      Fiscal year ended December 31, 2003       $35,700

(b) Audit-Related Fees.
      None.

(c) Tax Fees.
      Fiscal year ended December 31, 2004       $6,700
      Fiscal year ended December 31, 2003       $6,300

(d) All Other Fees.
      None.

(e)
      (1) The Registrant's audit committee has adopted an Audit Committee Charter that requires that the Audit Committee review the scope and plan of the independent public accountants' annual and interim examinations, approve the services (other than the annual audit) to be performed for the Registrant by the independent public accountants and approve the fees and other compensation payable to the independent accountants.

      (2) During 2004, all of the non-audit services provided by the Registrant's principal accountant were pre-approved by the audit committee.

(f) None.

(g) See item 4(c).

(h) Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS

Included as part of the report to shareholders filed under Item I of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES OF CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

ITEM 11.  CONTROLS AND PROCEDURES

(a)The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)There were no changes in Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal half-year that have materially affected or are reasonably likely to materially affect Registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS

(a) Code of Ethics.

(b)Certifications required pursuant to Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Yacktman Funds, Inc.

/s/ Donald A. Yacktman
----------------------
Donald A. Yacktman
Principal Executive Officer
March 2, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Donald A. Yacktman
---------------------
Donald A. Yacktman
Principal Executive Officer
March 2, 2005

/s/ Donald A. Yacktman
---------------------
Donald A. Yacktman
Principal Financial Officer
March 2, 2005